Discontinued Operation	12 Months Ended
Dec. 31, 2022
Discontinued Operation [Abstract]
Discontinued operation
3.	Discontinued operation

As refer to Note 1, in connection with the deconsolidation of the Affected Entity, the Group evaluated and concluded that the Affected Entity should be accounted as discontinued operation during the year ended and as of December 31, 2021. There were no carrying amounts of major classes of assets and liabilities from the discontinued operation in the consolidated balance sheets as of December 31, 2021 and 2022.

Pursuant to the Implementation Rules, the Group lost control of Lianwai School on August 31, 2021. Therefore, the Group accounted Lianwai School as discontinued operation and recognized one-off loss of RMB249,359,993 for this deconsolidation.